Other income net - Summary of Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenue [Abstract]
Interest income on financial assets carried at amortized cost	$ 201	$ 260	$ 352
Interest income on financial assets fair valued through other comprehensive income	92	106	28
Dividend income on investments carried at fair value through profit or loss		1	4
Gain / (loss) on investments carried at fair value through profit or loss	24	39	18
Exchange gains / (losses) on forward and options contracts	27		89
Exchange gains / (losses) on translation of other assets and liabilities	18	36	(54)
Others	49	71	22
Other income	$ 411	$ 513	$ 459